Segments - Summary of the company's selected financial information (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Summary of the Company's selected financial information
Reporting segments | segment					2
Income Statement
Operating revenues	$ 246,306		$ 241,479		$ 499,755	$ 485,053
Voyage expenses	(12,678)		(8,399)		(33,020)	(16,282)
Vessel operating expenses	(47,090)		(41,861)		(90,204)	(82,500)
Depreciation	(35,380)		(31,910)		(69,243)	(63,439)
Amortization of deferred drydocking and special survey costs	(6,972)		(4,502)		(12,424)	(8,337)	$ (18,663)
Interest income	2,923		3,596		5,859	6,319
Interest expense	(5,106)		(5,881)		(8,230)	(12,603)
Net income per segment					274,669	290,110
Gain on investments, dividend income and equity loss on investments					16,981	3,112
Net Income	141,152	$ 150,498	$ 147,021	$ 146,201	291,650	293,222
Statement of Financial Position
Total assets per segment	3,947,061				3,947,061
Marketable securities	99,232				99,232		86,029
Investments in affiliates	64				64		270
Total assets	4,046,357				4,046,357		$ 3,661,136
Container vessels segment
Income Statement
Operating revenues					463,997	485,053
Voyage expenses					(16,741)	(16,282)
Vessel operating expenses					(79,430)	(82,500)
Depreciation					(65,255)	(63,439)
Amortization of deferred drydocking and special survey costs					(12,135)	(8,337)
Interest income					5,859	6,319
Interest expense					(8,230)	(12,603)
Net income per segment					272,042	$ 290,110
Statement of Financial Position
Total assets per segment	3,710,004				3,710,004
Drybulk vessels segment
Income Statement
Operating revenues					35,758
Voyage expenses					(16,279)
Vessel operating expenses					(10,774)
Depreciation					(3,988)
Amortization of deferred drydocking and special survey costs					(289)
Net income per segment					2,627
Statement of Financial Position
Total assets per segment	$ 237,057				$ 237,057